Loans and The Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2019
Loans and The Allowance for Loan Losses
Schedule of net loans

	2019	2018
	(In Thousands)
Real estate loans:
Secured by one- to four-family residences	$212,903	$221,602
Secured by multi-family residences	10,876	10,241
Construction	4,679	4,898
Commercial real estate	23,081	22,492
Home equity lines of credit	17,459	16,766
Commercial & industrial	7,133	7,290
Other loans	44	50
Total Loans	276,175	283,339

Net deferred loan origination fees	(26)	(37)
Allowance for loan losses	(1,641)	(1,561)
Net Loans	$274,508	$281,741

Schedule of loan portfolio of portfolio segments and classes

Portfolio Segment	Class
Real Estate Loans	Secured by one- to four-family residences
Secured by multi-family residences
Construction
Commercial real estate
Home equity lines of credit

Other Loans	Commercial & industrial
Other loans

Schedule of changes in the allowance for loan losses

	Secured by	Secured by
	one-to-four	multi-family			Home equity
At December 31, 2019	family residences	residences	Construction	Commercial	lines of credit	Commercial	Other/
(In thousands)	real estate loans	real estate loans	real estate loans	real estate loans	real estate loans	& industrial	Unallocated	Total

Allowance for loan losses:
Beginning Balance	$866	$77	$24	$284	$103	$97	$110	$1,561
Charge-offs	(1)	—	—	(214)	—	—	—	(215)
Recoveries	—	—	—	—	—	—	—	—
Provisions (Credits)	(77)	4	(1)	440	1	7	(79)	295
Ending balance	$788	$81	$23	$510	$104	$104	$31	$1,641
Ending balance: related to loans individually evaluated for impairment	—	—	—	$154	—	$10	—	$164
Ending balance: related to loans collectively evaluated for impairment	$788	$81	$23	$356	$104	$94	$31	$1,477
Loans receivables:
Ending balance	$212,903	$10,876	$4,679	$23,081	$17,459	$7,133	$44	$276,175
Ending balance: related to loans individually evaluated for impairment	$55	—	—	$954	—	$45	—	$1,054
Ending balance: related to loans collectively evaluated for impairment	$212,848	$10,876	$4,679	$22,127	$17,459	$7,088	$44	$275,121

	Secured by	Secured by
	one-to-four	multi-family			Home equity
At December 31, 2018	family residences	residences	Construction	Commercial	lines of credit	Commercial	Other/
(In thousands)	real estate loans	real estate loans	real estate loans	real estate loans	real estate loans	& industrial	Unallocated	Total

Allowance for loan losses:
Beginning Balance	$816	$80	$54	$148	$107	$47	$9	$1,261
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions (Credits)	50	(3)	(30)	136	(4)	50	101	300
Ending balance	$866	$77	$24	$284	$103	$97	$110	$1,561
Ending balance: related to loans individually evaluated for impairment	—	—	—	—	—	—	—	—
Ending balance: related to loans collectively evaluated for impairment	$866	$77	$24	$284	$103	$97	$110	$1,561
Loans receivables:
Ending balance	$221,602	$10,241	$4,898	$22,492	$16,766	$7,290	$50	$283,339
Ending balance: related to loans individually evaluated for impairment	—	—	—	—	—	—	—	—
Ending balance: related to loans individually evaluated for impairment	$221,602	$10,241	$4,898	$22,492	$16,766	$7,290	$50	$283,339

Schedule of impaired loans by portfolio segment

	As of December 31, 2019
					Interest
					Income
		Unpaid		Average	Recognized
	Recorded	Principal	Related	Recorded	on Cash
(In thousands)	Investment	Balance	Allowance	Investment	Basis
Without an allowance recorded:
Secured by one-to-four residences	$55	$55	$—	$55	$—
With an allowance recorded:
Commercial real estate	$954	$954	$151	$961	$33
Commercial & industrial loans	$45	$45	$10	$45	$—
Total loans	$1,054	$1,054	$161	$1,061	$33

As of December 31, 2018
Interest
Income
		Unpaid		Average	Recognized
	Recorded	Principal	Related	Recorded	on Cash
(In thousands)	Investment	Balance	Allowance	Investment	Basis
Without an allowance recorded:
Secured by one-to-four residences	$—	$—	$—	$—	$—
With an allowance recorded:
Commercial real estate	$—	$—	$—	$—	$—
Commercial & industrial loans	$—	$—	$—	$—	$—
Total loans	$—	$—	$—	$—	$—

Schedule of risk category of loans by class

		Special
	Pass	Mention	Substandard	Doubtful	Total
	(In Thousands)
2019
One- to four-family residential	$210,194	$183	$2,526	$—	$212,903
Multi-family residential	10,876	—	—	—	10,876
Construction	4,679	—	—	—	4,679
Commercial real estate	18,772	3,355	954	—	23,081
Home equity lines of credit	17,280	14	165	—	17,459
Commercial & industrial	7,050	10	73	—	7,133
Other loans	39	-	5	—	44
Total	$268,890	$3,562	$3,723	$—	$276,175

2018
One- to four-family residential	$218,222	$494	$2,886	$—	$221,602
Multi-family residential	10,241	—	—	—	10,241
Construction	4,898	—	—	—	4,898
Commercial real estate	21,313	931	248	—	22,492
Home equity lines of credit	16,565	—	201	—	16,766
Commercial & industrial	7,245	—	45	—	7,290
Other loans	50	—	—	—	50
Total	$278,534	$1,425	$3,380	$—	$283,339

Schedule of age of the loan delinquencies by type and by amount past due

	30‑59 Days	60‑89 Days	90 Days or	Total Past		Total Loans
	Past Due	Past Due	More	Due	Current	Receivable
	(In thousands)
2019
Real estate loans:
One- to four-family residential	$82	$—	$55	$137	$212,766	$212,903
Multi-family residential	—	—	—	—	10,876	10,876
Construction	—	—	—	—	4,679	4,679
Commercial	—	—	954	954	22,127	23,081
Home equity lines of credit	—	14	—	14	17,445	17,459
Commercial & industrial	16	21	45	82	7,051	7,133
Other loans	—	—	5	5	39	44
Total	$98	$35	$1,059	$1,192	$274,983	$276,175

2018
Real estate loans:
One- to four-family residential	$227	$349	$55	$631	$220,971	$221,602
Multi-family residential	—	—	—	—	10,241	10,241
Construction	—	—	—	—	4,898	4,898
Commercial	248	—	—	248	22,244	22,492
Home equity lines of credit	147	—	—	147	16,619	16,766
Commercial & industrial	—	—	45	45	7,245	7,290
Other loans	—	—	—	—	50	50
Total	$622	$349	$100	$1,071	$282,268	$283,339

Schedule of nonaccrual loans

	December 31,	December 31,
(In thousands)	2019	2018
Residential mortgage loans:
Secured by one-to-four family residences	$55	$55
	55	55
Commercial loans:
Real estate	954	—
Commercial and industrial loans	45	45
	999	45
Total nonaccrual loans	$1,054	$100

Schedule of foreclosed real estate

Beginning balance	$—
Commercial real estate loans transferred to real estate owned	944
Direct write-downs	(214)
End of year	$730

Schedule of real estate owned valuation allowance

Beginning balance	$25
Provisions charged to expense	189
Direct write-downs	(214)
End of year	$—

Schedule of expenses on foreclosed assets

Operating expenses	$27